Note 1 - Basis of Presentation and General Information - Charterers Individually Accounted for More than 10% of the Company's Voyage and Time Charter Revenues (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maersk Line A/S [Member]
Concentration Risk, Percentage	19.00%	11.00%
Charterer MSC [Member]
Concentration Risk, Percentage	18.00%	15.00%	11.00%
Charterer CMA [Member]
Concentration Risk, Percentage	17.00%	24.00%	51.00%
Charterer GSS [Member]
Concentration Risk, Percentage	10.00%	21.00%	33.00%
Hapag-Lloyd AG [Member]
Concentration Risk, Percentage		16.00%